Summary of Significant Accounting Policies - Changes in Allowance for Credit Losses (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE
Balances, Dec. 31, 2019	$ 3,005
Current period provision	2,498	$ 2,348	$ 797	$ 2,778
Charge-offs	(4,092)
Recovery	641
Balances, Mar. 31, 2020	2,123	3,005
OTHERS
Balances, Dec. 31, 2019	1,250
Current period provision	388
Charge-offs	0
Recovery	0
Balances, Mar. 31, 2020	1,638	1,250
TOTAL
Balances, Dec. 31, 2019	4,255
Current period provision	2,886
Charge-offs	(4,092)
Recovery	641
Balances, Mar. 31, 2020	3,761	4,255
Accounting Standards Update 2016-13
ACCOUNTS RECEIVABLE
CECL adoption	71	71
TOTAL
CECL adoption	71	71
Cleco Power
ACCOUNTS RECEIVABLE
Balances, Dec. 31, 2019	3,005
Current period provision	2,498
Charge-offs	(4,092)
Recovery	641
Balances, Mar. 31, 2020	2,123	$ 3,005
Cleco Power | Accounting Standards Update 2016-13
ACCOUNTS RECEIVABLE
CECL adoption	71
TOTAL
CECL adoption	$ 71